Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Note 5 - Cash and Cash Equivalents
	December 31	December 31
	2023	2022
	USD in thousands	USD in thousands
Cash in banks	387,891	129,792
Short term deposits	15,914	64,077

	403,805	193,869